Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,641,204	$ 4,484,817	$ 2,942,645
Depreciation and amortization	649,056	772,483	697,967
Deferred income taxes	1,032,000	516,431	(232,354)
Provision for loan losses	(832,925)	200,000	4,375,000
Gain on sale of loans	(719,289)	(1,296,875)	(492,747)
Net securities gains	(134,177)	(267,513)	(896,764)
Change in fair value of mortgage servicing rights	(315,758)	(15,931)	314,566
Loss on sale or write-down of other real estate owned	205,775	627,615	334,840
Increase in cash surrender value of life insurance	(411,955)	(425,596)	(456,584)
Net amortization of security premiums and discounts	791,464	958,776	679,290
Provision for deferred compensation	33,806	44,293	25,396
Loss on disposal or write-down of premises and equipment and other assets		2,920
Proceeds from sale of loans held-for-sale	32,273,717	69,737,183	26,963,182
Originations of loans held-for-sale	(31,867,179)	(68,884,954)	(26,638,777)
(Increase) decrease in other assets	(446,316)	907,909	1,765,560
Increase (decrease) in other liabilities	197,896	(81,127)	208,695
Net cash provided by operating activities	5,097,319	7,280,431	9,589,915
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	8,821,116	12,067,541	18,370,945
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	36,658,316	44,030,808	38,561,926
Purchases of available-for-sale securities	(73,268,830)	(82,290,917)	(65,522,891)
Purchase of certificates of deposit	(249,000)	(747,000)	(1,743,000)
Net decrease in loans	9,595,280	31,051,443	38,855,755
Purchases of premises and equipment	(394,982)	(114,054)	(168,327)
Proceeds from sale of other real estate owned	694,271	1,058,535	1,854,389
Net cash provided by (used in) investing activities	(18,143,829)	5,056,355	30,208,797
Net decrease in deposits	(3,199,049)	(9,286,451)	(8,056,061)
Repayments	(10,000,000)	(10,064,985)	(17,035,212)
Change in customer repurchase agreements	(456,668)	(158,758)	(5,961,659)
Purchase of treasury stock	(72,200)
Proceeds from sale of treasury shares	13,604	10,657	12,659
Payments of deferred compensation	(54,146)	(40,101)	(75,101)
Cash dividends paid	(689,380)	(172,315)
Net cash used in financing activities	(14,457,839)	(19,711,953)	(31,115,374)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27,504,349)	(7,375,167)	8,683,338
CASH AND CASH EQUIVALENTS
At beginning of year	49,911,807	57,286,974	48,603,636
At end of year	22,407,458	49,911,807	57,286,974
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	3,256,188	4,780,422	7,436,939
Federal income taxes	350,000	1,230,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	1,032,000	516,431	(232,354)
Transfer of loans to other real estate owned		420,650	498,000
Change in net unrealized gain or loss on available-for-sale securities	7,659,952	(150,503)	(2,708,102)
Unrealized Gain(Loss) on Available-for-Sale Securities (Member)
SUPPLEMENTAL CASH FLOW DISCLOSURES
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	$ (2,604,383)	$ 51,171	$ 920,755